UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER REPORT
Pursuant to Section 15G of the Securities Exchange Act of 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐	Rule 15Ga-1(c)(1) under the Exchange Act (17 CFR 240.15Ga-1(c)(1)) for the reporting period January 1, 2009 to December 31, 2011

☒	Rule 15Ga-1(c)(2)(i) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(i)) for the quarterly reporting period April 1, 2014 to June 30, 2014

☐	Rule 15Ga-1(c)(2)(ii) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(ii)) for the annual reporting period ____________ to ____________

August 13, 2014
(Date of report)

DLJ Commercial Mortgage Corp.
(Exact name of securitizer as specified in its charter)

025-01239	0001042500
(Commission File Number of securitizer)	(Central Index Key Number of securitizer)

Patrick A. Remmert, Vice President, (212) 325-7579
(Name and telephone number, including area code, of the person to contact in connection with this filing)

☐	Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)

☐	Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)

☐	Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)

REPRESENTATION AND WARRANTY INFORMATION

Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

Name and CIK # (in each case below solely if applicable) of Issuing Entities with Asset-Backed Securities Outstanding During Reporting Period (listed in order of date of formation)	Check if Trans-action is Registered Under Securities Act of 1933	Name(s) of All Originator(s) of Underlying Assets for Each Issuing Entity (regardless of whether any repurchase requests have been made of such originator)	Total Number, Principal Balance and Percentage of Total Pool Principal Balance of Assets in Transaction Contributed by Each Originator as of the Time of Issuance
Total Number, Principal Balance and Percentage of Total Pool Principal Balance of Assets Subject to Demand for Repurchase or Replacement as of the Related Reporting Period End Date (regardless of whether demand was made (i) during the reporting period or (ii) pursuant to the transaction agreement)
									Total Number, Principal Balance and Percentage of Total Pool Principal Balance of Assets That Were Repurchased or Replaced as of the Related Reporting Period End Date
Total Number, Principal Balance and Percentage of Total Pool Principal Balance of Assets Pending Repurchase or Replacement (within the transaction specified repurchase or replacement cure period) as of the Related Reporting Period End Date
															Total Number, Principal Balance and Percentage of Total Pool Principal Balance of Assets with Repurchase or Replacement Demands in Dispute			Total Number, Principal Balance and Percentage of Total Pool Principal Balance of Assets with Repurchase or Replacement Demands Withdrawn			Total Number, Principal Balance and Percentage of Total Pool Principal Balance of Assets with Repurchase or Replacement Demands Rejected
(a)	(b)	(c)	# (d)	$ (e)	% of principal balance (f)	# (g)	$ (h)	% of principal balance (i)	# (j)	$ (k)	% of principal balance (l)	# (m)	$ (n)	% of principal balance (o)	# (p)	$ (q)	% of principal balance (r)	# (s)	$ (t)	% of principal balance (u)	# (v)	$ (w)	% of principal balance (x)
Asset Class: CMBS
DLJ Commercial Mortgage Trust Series 1998-CF2 (CIK 0001073980)	X	Column Financial, Inc.	275	$894,152,345	90.7%	1	$2,070,594	11.20%	0	$0	0.00%	0	$0	0.00%	1	$2,070,594	11.20%	0	$0	0.00%	0	$0	0.00%
		Union Capital Investments, LLC	26	$78,866,800	8.0%	0	0	0.00	0	0	0.00	0	0	0.00	0	0	0.00	0	0	0.00	0	0	0.00
		Apple Bank for Savings	1	$12,815,855	1.3%	0	0	0.00	0	0	0.00	0	0	0.00	0	0	0.00	0	0	0.00	0	0	0.00
Total by Issuing Entity			302	$985,835,000	100%	1	$2,070,594	11.20%	0	0	0.00%	0	0	0.00%	1	$2,070,594	11.20%	0	0	0.00%	0	0	0.00%

Total for All Asset Classes			302	$985,835,000		1	$2,070,594		0	$0		0	$0		1	$2,070,594		0	$0		0	$0

The following notes apply generally to the table above:

(a)
We have attempted to gather the information required by this Form ABS-15G and Rule 15Ga-1 by, among other things, (i) identifying asset-backed securities transactions that fall within the scope of Rule 15Ga-1 for which we are a securitizer and that are not covered by a filing to be made by an affiliated securitizer (“Covered Transactions”), (ii) gathering information in our records and the records of our affiliates that acted as securitizers in our transactions regarding demands for repurchase or replacement of pool assets in Covered Transactions for breaches of representations or warranties concerning those pool assets (“Repurchases”) that is required to be reported on Form ABS-15G (“Reportable Information”), (iii) identifying the parties in Covered Transactions that have a contractual obligation to enforce any Repurchase obligations of the party or parties making those representations or warranties based on our records (“Demand Entities”), and (iv) requesting all Reportable Information from trustees and other Demand Entities that is within their respective possession and which has not been previously provided to us.  We followed up requests made of Demand Entities as we deemed appropriate. The information in this Form ABS-15G has not been verified by any third party.

(b)
The scope of this Form ABS-15G is limited to transactions with activity to report in which DLJ Commercial Mortgage Corp. is the depositor, and the sponsor is either (i) not an affiliate of DLJ Commercial Mortgage Corp. or (ii) an affiliate of DLJ Commercial Mortgage Corp. that will not file a Form ABS-15G covering the transaction.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

DLJ COMMERCIAL MORTGAGE CORP.
(Securitizer)

Date: August 13, 2014
	By:	/s/ Patrick A. Remmert
Name: Patrick A. Remmert
Title: Vice President